Summary of Activity Under Non Management Director DSU Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	116,280	118,774
Granted	7,193	16,336
Redeemed		(18,830)
Ending balance	123,473	116,280
Deferred Share Units 2012 Plan [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,470	1,470
Ending balance	1,470	1,470
Deferred Share Units 2024 Plan [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	6,777
Redeemed	(4,024)
Ending balance	2,753